CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities
Net Income	$ 111,671	$ 78,038	$ 58,872
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	18,732	17,143	13,272
Amortization of deferred loan costs and debt discount	1,949
Cost of Revenue	266,787	315,052	288,474
Non-cash affiliate interest expense	7,629	19,788	20,996
Stock-based compensation	664	250	146
Deferred income taxes, net	12,145	5,238	(2,425)
Other	(199)	261	5
Changes in operating assets and liabilities:
Finance and service charges on consumer loans	3,695	(5,697)	(6,900)
Prepaid expenses and other assets	(7,607)	1,842	(200)
Accounts payable and accrued expenses	7,705	6,378	3,257
Current income taxes payable	6,764	5	11
Net cash provided by operating activities	429,935	438,298	375,508
Cash Flows from Investing Activities
Consumer loans originated or acquired	(1,298,008)	(1,344,851)	(1,140,215)
Consumer loans repaid	1,006,762	955,984	793,748
Purchases of property and equipment	(13,284)	(14,872)	(17,872)
Restricted cash deposit	(7,868)
Investment in non-marketable securities	(703)		(1,000)
Other investing activities	4		(178)
Net cash used in investing activities	(313,097)	(403,739)	(365,517)
Cash Flows from Financing Activities
Issuance of long-term debt	493,810
Dividend paid to Cash America	(122,384)
Debt issuance costs paid	(16,330)
Net equity transactions with Cash America	(2,373)	(5,023)	(4,938)
Payments on affiliate line of credit	(431,762)	(23,544)	(4,070)
Net cash used in financing activities	(79,039)	(28,567)	(9,008)
Effect of exchange rates on cash	(10,173)	3,940	2,154
Net increase in cash and cash equivalents	27,626	9,932	3,137
Cash and cash equivalents at beginning of year	47,480	37,548	34,411
Cash and cash equivalents at end of period	$ 75,106	$ 47,480	$ 37,548